SCHEDULE OF SUBSIDIARIES AND ASSOCIATES (Details)	12 Months Ended
Dec. 31, 2023
Wunong Net Technology Company Limited [Member]
Date of Incorporation	December 4, 2018
Place of Incorporation	British Virgin Islands
% of Ownership description	Parent
Principal Activities	Holding Company
Shenzhen Vande Technology Co., Limited [Member]
Date of Incorporation	April 6, 2017
Place of Incorporation	Hong Kong
% of Ownership description	100
Principal Activities	Holding Company
Magnum International Holdings Limited [Member]
Date of Incorporation	July 30, 2021
Place of Incorporation	British Virgin Islands
% of Ownership description	100
Principal Activities	Holding Company
Mahaotiaodong Information Technology Company Limited [Member]
Date of Incorporation	December 29, 2021
Place of Incorporation	British Virgin Islands
% of Ownership description	100
Principal Activities	Holding Company
Xinfuxin International Holdings Limited [Member]
Date of Incorporation	June 27, 2018
Place of Incorporation	British Virgin Islands
% of Ownership description	100
Principal Activities	Holding Company
Guo Gang Tong Trade (Shenzhen) Co., Ltd [Member]
Date of Incorporation	December 28, 2018
Place of Incorporation	Shenzhen, China
% of Ownership description	100
Principal Activities	Holding Company
Yun Tent Technology Company Limited [Member]
Date of Incorporation	August 10, 2021
Place of Incorporation	Hong Kong
% of Ownership description	100% owned by Yundian BVI
Principal Activities	Holding Company
DELIMOND Limited [Member]
Date of Incorporation	January 3, 2019
Place of Incorporation	Hong Kong
% of Ownership description	100% owned by Mahao BVI
Principal Activities	Holding Company
Antai Medical Limited [Member]
Date of Incorporation	January 20, 2017
Place of Incorporation	Hong Kong
% of Ownership description	100% owned by Yuanxing BVI
Principal Activities	Holding Company
Dalian Yundian Zhiteng Technology Company Limited [Member]
Date of Incorporation	April 8, 2020
Place of Incorporation	Dalian, China
% of Ownership description	100% owned by YunTent
Principal Activities	Technology service
Code Beating Technology Company Limited [Member]
Date of Incorporation	May 21, 2020
Place of Incorporation	Xiamen, China
% of Ownership description	100% owned by DELIMOND
Principal Activities	Short messages service
Hunan Yuanxing Chanrong Technology Co Ltd [Member]
Date of Incorporation	April 25, 2019
Place of Incorporation	Chenzhou, China
% of Ownership description	100% owned by Antai
Principal Activities	Technology service, fruits and frozen products sales
Meiwu Zhishi Technology [Member]
Date of Incorporation	June 16, 2015
Place of Incorporation	Shenzhen, China
% of Ownership description	VIE
Principal Activities	An electronic online platform designed to provide primarily Clean Food to customers in China
Wunong Catering Chain Management (Shenzhen) Co., Ltd [Member]
Date of Incorporation	November 27, 2018
Place of Incorporation	Shenzhen, China
% of Ownership description	100% owned by Meiwu Shenzhen
Principal Activities	Restaurant service, food sales
Wude Agricultural Technology Shanghai Co Ltd [Member]
Date of Incorporation	September 29, 2020
Place of Incorporation	Shanghai, China
% of Ownership description	51% owned by Meiwu Shenzhen
Principal Activities	Food selling, agricultural products purchase and wholesale
Heme Brand Chain Management Co Ltd [Member]
Date of Incorporation	May 12, 2022
Place of Incorporation	Shenzhen, China
% of Ownership description	100% owned by Meiwu Shenzhen
Principal Activities	Drink sales
Heme Catering Management Co Ltd [Member]
Date of Incorporation	July 22, 2022
Place of Incorporation	Shenzhen, China
% of Ownership description	100% owned by Heme Shenzhen
Principal Activities	Drink sales
Shenzhen Jiayuan Liquor Sales Co Ltd [Member]
Date of Incorporation	May 4, 2023
Place of Incorporation	Shenzhen, China
% of Ownership description	70% owned by Meiwu Shenzhen
Principal Activities	Alcohol sales